Vanguard Mid-Cap Growth Index Fund Annual Fund Operating Expenses - Admiral Prospectus [Member] - Vanguard Mid-Cap Growth Index Fund - Admiral Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.07%